Subsequent Events (Details) $ / shares in Units, $ in Thousands					1 Months Ended	2 Months Ended	6 Months Ended
	Sep. 25, 2026 USD ($)	Aug. 26, 2026 USD ($) $ / shares shares	Aug. 17, 2026 USD ($) shares	Aug. 10, 2026	Aug. 31, 2026 USD ($) SOL $ / shares	Jun. 30, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)
Subsequent Events [Line Items]
Contractual extendable term of consulting arrangement							3 years
Interest expense						$ 45	$ 104	$ 3
Scenario Forecasts [Member]
Subsequent Events [Line Items]
Maximum gross cash proceeds from full exercise of warrants		$ 461,600
Number of shares acquired in private company (in Shares) | shares			99
Company's ownership interest in the private company			99.00%
Total ordinary shares outstanding in the acquired private company (in Shares) | shares			100
Percentage of total custodial digital assets allocated to the institutional validator					33.00%
Quantity of digital assets acquired (in SOL) | SOL					2,001
Cost paid to acquired digital assets					$ 159
Average acquisition cost per SOL (in Dollars per share) | $ / shares					$ 79.38
Business Combination, Consideration Transferred			$ 50
Scenario Forecasts [Member] | Related Party [Member]
Subsequent Events [Line Items]
Percentage of total custodial digital assets allocated to the institutional validator					67.00%
Scenario Forecasts [Member] | Bottom of range [member]
Subsequent Events [Line Items]
Range of warrant exercise prices (in Dollars per share) | $ / shares		$ 0.5
Scenario Forecasts [Member] | Top of range [member]
Subsequent Events [Line Items]
Range of warrant exercise prices (in Dollars per share) | $ / shares		$ 135
Scenario Forecasts [Member] | Registration Rights Agreement [Member]
Subsequent Events [Line Items]
Other provisions	$ 3,200
Interest expense	$ 292
Scenario Forecasts [Member] | Class B Ordinary shares [Member]
Subsequent Events [Line Items]
Number of ordinary shares issuable upon exercise of warrants (in Shares) | shares		6,776,069
Subsequent Events [Member]
Subsequent Events [Line Items]
Contractual term of consulting arrangement				3 months